    As filed with the Securities and Exchange Commission on January 28, 2000


                                              1933 Act Registration No. 2-76910
                                             1940 Act Registration No. 811-3444

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 24 TO

                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

A. Exact name of trust:   AIM SUMMIT INVESTORS PLANS I
                          (formerly Summit Investors Plan)

B. Name of depositor:     A I M DISTRIBUTORS, INC.

C. Complete address of depositor's principal executive offices:

                          11 Greenway Plaza, Suite 100
                          Houston, Texas  77046-1173

D. Name and address of agent for service:

                          Michael J. Cemo, President
                          A I M Distributors, Inc.
                          11 Greenway Plaza, Suite 100
                          Houston, Texas  77046-1173

                          with a copy to:

                          Stephen I. Winer, Esquire
                          A I M Distributors, Inc.
                          11 Greenway Plaza, Suite 100
                          Houston, Texas  77046-1173

                          Martha J. Hays, Esquire
                          Ballard Spahr Andrews & Ingersoll, LLP
                          1735 Market Street, 51st Floor
                          Philadelphia, Pennsylvania  19103-7599

           It is proposed that this filing will become effective (check appropriate box):

                     ___  immediately upon filing pursuant to paragraph (b)

                     ___  on (date), pursuant to paragraph (b)

                     ___  60 days after filing pursuant to paragraph (a)(1)

                     _X_  on February 28, 2000, pursuant to paragraph (a)(1) of rule 485

                     ___  this post-effective amendment designates a new
                              effective date for a previously filed
                              post-effective amendment.


                            (Continued on Next Page)

E. Title and amount of securities being registered:

                          AIM Summit Investors Plans I, an indefinite amount of
                               periodic payment plans being registered.

F. Approximate date of proposed public offering:

                          February 28, 2000

        AIM SUMMIT INVESTORS PLANS I

        ------------------------------------------------------------------------

        PROSPECTUS
        FEBRUARY 28, 2000                             -- Registered Trademark --

        AIM Summit Investors Plans I provides for the accumulation of Class I Shares of AIM Summit Fund, Inc.

        Class I Shares of AIM Summit Fund, Inc. are offered to and may be purchased by the general public primarily through AIM Summit Investors Plans I. Details of AIM Summit Fund, Inc. are found in the AIM Summit Fund, Inc. Prospectus located at the back of this Prospectus. You should read both this Prospectus and the Prospectus of AIM Summit Fund, Inc. and keep these Prospectuses for future reference.

        AIM Summit Investors Plans I is closed to new investors.

        AS WITH ALL OTHER INVESTMENT COMPANY SECURITIES, THE SECURITIES AND
             EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
        SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS
            IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS
                                COMMITTING A CRIME.

        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                               TABLE OF CONTENTS

                                                              PAGE
Introduction................................................    1
     Purpose and Benefits of the Plans......................    1
     Description of Plans...................................    1
     Investment Objective of the Fund.......................    1
     Principal Risks of Investing in the Plans..............    1
     Cancellation and Refund Rights.........................    1
     Termination of the Plans...............................    2
Fee Table...................................................    3
A Typical $50 Monthly Investment Plan.......................    4
Choosing Your Investment Amount.............................    5
     Allocation of Investments and Deductions...............    5
     15 Year Plans..........................................    5
     Total 25 Year Allocations of Investments and Deductions
      When Extended Investment Option is Used...............    6
Investments.................................................    7
     Making Your Plans Investments..........................    7
     Extended Investment Option.............................    7
     Creation and Sales Charges.............................    7
     Rights of Accumulation.................................    7
     Making Preinvestments to Complete the Plan Ahead of
      Schedule..............................................    8
     Changing the Face Amount of a Plan.....................    8
Withdrawals and Terminations................................    8
     Timing of Receipt of Proceeds on Redemptions of Class I
      Shares................................................    8
     Partial Withdrawals Without Terminating a Plan.........    9
     Complete Withdrawal or Termination.....................    9
     Plan Reinstatement Privilege...........................   10
Planholder Options and Services.............................   11
     Retirement Plans.......................................   11
     Systematic Withdrawal Program..........................   11
     Federal Income Tax Withholding.........................   11
     Statements, Reports and Notices........................   11
Rights and Policies.........................................   11
     Cancellation and Refund Rights.........................   11
     Voting Rights..........................................   12
     Transfer or Assignment Rights..........................   12
     Termination of a Plan by the Sponsor or Custodian......   12
     Substitution of Shares.................................   13
     Plan Completion........................................   13
Service Charges and Other Fees..............................   14
     Custodian Fees and Service Charges.....................   14
     Incidental Service Fees................................   14
Dividends, Capital Gains and Taxes..........................   14
Additional Information......................................   15
     The Custodian..........................................   15
     The Sponsor............................................   16
     General................................................   17
Illustration of a Hypothetical $50 Monthly AIM Summit
  Investors Plans I.........................................   18
Financial Statements........................................   19
AIM Summit Fund, Inc. Class I Shares Prospectus.............  A-1

                            ------------------------

     NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED BY AIM DISTRIBUTORS, INC. OR AIM SUMMIT FUND, INC. TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OF THE CLASS I SHARES OF AIM SUMMIT FUND, INC. OR IN ANY OTHER PRINTED OR WRITTEN MATERIAL AUTHORIZED BY AIM DISTRIBUTORS, INC. OR AIM SUMMIT FUND, INC., AND NO PERSON SHOULD RELY UPON ANY INFORMATION NOT CONTAINED IN THESE MATERIALS.

                                  INTRODUCTION

PURPOSE AND BENEFITS OF THE PLANS

     AIM Summit Investors Plans I (Plans) is designed to provide you an effective and convenient method to create an investment fund for your future capital or income needs by systematically investing a modest sum each month in shares of a mutual fund. Many people recognize the desirability of accumulating an investment portfolio through a planned long-range investment program, but find it difficult to save the necessary money to make periodic stock purchases.

     Payments under a Plan are applied, after authorized deductions, to the purchase of Class I Shares of AIM Summit Fund, Inc. (Class I Shares) at net asset value. Ownership of Class I Shares through a Plan provides you with several advantages:

          (1) Diversification -- By pooling the money invested by many investors, AIM Summit Fund, Inc. (Fund) will be able to reduce (but not eliminate) risk by diversifying its holdings among many securities in order to minimize the portfolio impact of any single investment.

          (2) Economics of Size -- Purchases and sales of securities often entail disproportionately large unit costs on small transactions. The size and volume of the Fund's portfolio transactions should enable it to effect such transactions at better net unit prices than an individual could achieve.

          (3) Professional Management -- Investors may benefit from the full-time skill and attention of professional managers.

DESCRIPTION OF PLANS

     Plans for the accumulation of Class I Shares of the Fund are offered by A I M Distributors, Inc., the sponsor and principal underwriter (AIM Distributors or Sponsor). A Plan calls for fixed monthly investments for 15 years (180 investments). You have the option to make additional monthly investments for up to a total of 25 years (300 investments).

     Class I Shares should be considered a long-term investment and are not suitable if you are seeking quick profits or you might not be able to complete a Plan. The Plans contain a front-end sales load (Creation and Sales Charge) equal to as much as 50% of the first 12 investments and lesser amounts of subsequent investments. In addition to the Creation and Sales Charge, you must pay custodian fees and incidental service fees to State Street Bank and Trust Company (Custodian) and service charges to the Sponsor. See "Custodian and Sponsor Charges."

     Investments made through a Plan will not result in direct ownership of Class I Shares. Your Plan represents an interest in a trust which has direct ownership of the Class I Shares. You have a beneficial interest in the underlying shares of the Fund. CLASS I SHARES OF THE FUND ARE OFFERED TO THE GENERAL PUBLIC PRIMARILY THROUGH AIM SUMMIT INVESTORS PLANS I.

     PLAN CERTIFICATES, ISSUED UNDER PRIOR PROSPECTUSES, ARE NO LONGER PROVIDED. ALL PLANS ESTABLISHED ON OR AFTER MARCH 1, 1995 ARE GOVERNED SOLELY BY THE TERMS DESCRIBED IN THIS PROSPECTUS AS AMENDED FROM TIME TO TIME. All Plans established before March 1, 1995 are governed by the terms described in the applicable Plan Certificate.

INVESTMENT OBJECTIVE OF THE FUND

     The Fund's investment objective is growth of capital.

PRINCIPAL RISKS OF INVESTING IN THE PLANS

     The value of the Class I Shares will change when the values of the securities in the Fund's portfolio change. A Plan calls for monthly investments at regular intervals regardless of the value of the Class I Shares. You should therefore consider your financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating a Plan at a time when the value of the Class I Shares then held is less than their cost will result in a loss. Prepayment of all or part of the first year's investments in a Plan increases the possible loss in the event of early termination. Because of the Creation and Sales Charge, you will probably lose money if you withdraw an investment or terminate your Plan during the early years of your Plan.

CANCELLATION AND REFUND RIGHTS

     You have the right to a 45 day and an 18 month refund as described in more detail under "Rights and Policies."

TERMINATION OF THE PLANS

     Plans established after May 1, 1993 may be terminated by the Custodian or Sponsor if you fail to make investments under your Plan for a period of 6 months. Plans established before May 1, 1993 may be terminated by the Custodian or Sponsor if you fail to make investments under your Plan for a period of 12 months. All Plans may be terminated if Class I Shares are not available and a substitution is not made. See "Termination of a Plan by the Sponsor or Custodian."

                                   FEE TABLE

     These are the estimated fees and expenses, based on plan creation and sales charges, you may pay if you invest in a plan.

PLAN OWNER FEES PAID DIRECTLY FROM YOUR PLAN PAYMENT
----------------------------------------------------------------------
  Creation and sales charges when you buy shares as a
     percentage of net amount invested                          50.00%(1)
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES PAID FROM THE ASSETS OF THE
  FUND
as a percentage of average daily net assets(2)
----------------------------------------------------------------------
  Management Fee                                                [   ]%
----------------------------------------------------------------------
  Other Expenses                                                [   ]%
----------------------------------------------------------------------
Total Annual Fund Operating Expenses                            [   ]%
----------------------------------------------------------------------

1 A creation and sales charge of up to 50% will be deducted from your first 12 investments. If you complete scheduled payments over a 15-year plan, you will pay creation and sales charges of up to 8.50%.
2 The fees and expenses are based on estimated average net assets for Class I
  Shares of the Fund.

                     A TYPICAL $50 MONTHLY INVESTMENT PLAN

     This table show you the investments and deductions under a Plan for a typical $50 monthly investment Plan. The 15-year schedule assumes that all investments were made in accordance with the terms of the Plan. The 25-year schedule reflects the changes applicable to a 15-year Plan that is continued under the Extended Investment Option. The table does not reflect Fund performance, Fund expenses, the payment of any dividends or distributions by the Fund, administrative service fees or additional custodian fees.

                                                                          AT THE END OF                   AT THE END OF
                                                                             6 MONTHS                         1 YEAR
                                                                         (6 INVESTMENTS)                 (12 INVESTMENTS)
                                                                     ------------------------        ------------------------
                                                  % OF TOTAL                        % OF TOTAL                      % OF TOTAL
                                      AMOUNT      INVESTMENTS         AMOUNT        INVESTMENTS       AMOUNT        INVESTMENTS
    15 YEARS (180 INVESTMENTS)
    --------------------------
Total Investments.................  $ 9,000.00       100.00%         $  300.00         100.00%       $  600.00         100.00%
Deduct:
    Creation and Sales Charge.....      765.36         8.50             150.00          50.00           300.00          50.00
    Custodian fee.................      270.00         3.00               9.00           3.00            18.00           3.00
    Total Deductions..............    1,035.36        11.50             159.00          53.00           318.00          53.00
Net Amount Invested Under Plan....    7,964.64        88.50             141.00          47.00           282.00          47.00

    25 YEARS (300 INVESTMENTS)
    --------------------------
Total Investments.................  $15,000.00       100.00%         $  300.00         100.00%       $  600.00         100.00%
Deduct:
    Creation and Sales Charges....    1,097.76         7.32             150.00          50.00           300.00          50.00
    Custodian Fee.................      450.00         3.00               9.00           3.00            18.00           3.00
    Total Deductions..............    1,547.76        10.32             159.00          53.00           318.00          53.00
Net Amount Invested Under Plan....   13,452.24        89.68             141.00          47.00           282.00          47.00

                                         AT THE END OF
                                            2 YEARS
                                        (24 INVESTMENTS)
                                    ------------------------
                                                 % OF TOTAL
                                     AMOUNT      INVESTMENTS
    15 YEARS (180 INVESTMENTS)
    --------------------------
Total Investments.................  $1,200.00         100.00%
Deduct:
    Creation and Sales Charge.....     333.24          27.77
    Custodian fee.................      36.00           3.00
    Total Deductions..............     369.24          30.77
Net Amount Invested Under Plan....     830.76          69.23
    25 YEARS (300 INVESTMENTS)
Total Investments.................  $1,200.00         100.00%
Deduct:
    Creation and Sales Charges....     333.24          27.77
    Custodian Fee.................      36.00           3.00
    Total Deductions..............     369.24          30.77
Net Amount Invested Under Plan....     830.76          69.23

                        CHOOSING YOUR INVESTMENT AMOUNT

     Use the following tables to select among the range of available monthly Plan investment options. Each table shows the face amount of the Plan, the Creation and Sales Charges and Custodian Fee that will be charged and the total charges as a percentage of the total amount invested under a Plan and as a percentage of the net amount invested. This information is based solely on investments made under a Plan and does not reflect any investment performance, dividend or income from the Fund over the period of a Plan or expenses of the Fund or any other charges.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15 YEAR PLANS

                                         CREATION AND SALES CHARGES
                             ---------------------------------------------------      CUSTODIAN FEE
 MONTHLY                        PER           PER                                  --------------------
INVESTMENT       TOTAL       INVESTMENT   INVESTMENT                 % OF TOTAL       PER                   TOTAL
   UNIT       INVESTMENTS    1 THRU 12    13 THRU 180     TOTAL      INVESTMENTS   INVESTMENT    TOTAL    DEDUCTIONS
----------   -------------   ----------   -----------   ----------   -----------   ----------   -------   ----------
$   50.00    $    9,000.00    $ 25.00       $  2.77     $   765.36       8.50%       $1.50      $270.00   $ 1,035.36
    75.00        13,500.00      37.50          4.15       1,147.20       8.50         1.50       270.00     1,417.20
   100.00        18,000.00      50.00          5.00       1,440.00       8.00         1.50       270.00     1,710.00
   125.00        22,500.00      62.50          6.25       1,800.00       8.00         1.50       270.00     2,070.00
   150.00        27,000.00      75.00          5.89       1,889.52       7.00         1.50       270.00     2,159.52
   166.66        29,998.80      83.33          6.54       2,098.68       7.00         1.50       270.00     2,368.68
   200.00        36,000.00     100.00          7.86       2,520.48       7.00         1.50       270.00     2,790.48
   250.00        45,000.00     125.00          9.82       3,149.76       7.00         1.50       270.00     3,419.76
   300.00        54,000.00     150.00          5.36       2,700.48       5.00         1.50       270.00     2,970.48
   350.00        63,000.00     175.00          5.31       2,992.08       4.75         1.50       270.00     3,262.08
   400.00        72,000.00     200.00          5.00       3,240.00       4.50         1.50       270.00     3,510.00
   500.00        90,000.00     225.00          5.36       3,600.48       4.00         1.50       270.00     3,870.48
   600.00       108,000.00     260.00          6.62       4,232.16       3.92         1.50       270.00     4,502.16
   750.00       135,000.00     300.00          8.70       5,061.60       3.75         1.50       270.00     5,331.60
 1,000.00       180,000.00     350.00         12.50       6,300.00       3.50         1.50       270.00     6,570.00
 1,500.00       270,000.00     375.00         13.39       6,749.52       2.50         1.50       270.00     7,019.52
 3,000.00       540,000.00     450.00         16.07       8,099.76       1.50         1.50       270.00     8,369.76
 6,000.00     1,080,000.00     600.00         21.43      10,800.24       1.00         1.50       270.00    11,070.24

                             % OF TOTAL DEDUCTIONS
                            ------------------------
                 NET                        TO NET
 MONTHLY     INVESTMENT                   INVESTMENT
INVESTMENT     IN FUND       TO TOTAL      IN FUND
   UNIT        SHARES       INVESTMENTS     SHARES
----------  -------------   -----------   ----------
$   50.00   $    7,964.64      11.50%        13.00%
    75.00       12,082.80      10.50         11.73
   100.00       16,290.00       9.50         10.50
   125.00       20,430.00       9.20         10.13
   150.00       24,840.48       8.00          8.70
   166.66       27,630.12       7.90          8.57
   200.00       33,209.52       7.75          8.40
   250.00       41,580.24       7.60          8.22
   300.00       51,029.52       5.50          5.82
   350.00       59,737.92       5.18          5.46
   400.00       68,490.00       4.88          5.12
   500.00       86,129.52       4.30          4.49
   600.00      103,497.84       4.17          4.35
   750.00      129,668.40       3.95          4.11
 1,000.00      173,430.00       3.65          3.79
 1,500.00      262,980.48       2.60          2.67
 3,000.00      531,630.24       1.55          1.57
 6,000.00    1,068,927.76       1.03          1.04

TOTAL 25 YEAR ALLOCATIONS OF INVESTMENTS AND DEDUCTIONS WHEN EXTENDED INVESTMENT OPTION IS USED

                                           CREATION                                              % OF TOTAL DEDUCTIONS
                                           AND SALES                                NET       ---------------------------
 MONTHLY                      CREATION    CHARGES AS                             INVESTMENT       TO           TO NET
INVESTMENT       TOTAL       AND SALES    % OF TOTAL    CUSTODIAN     TOTAL       IN FUND        TOTAL      INVESTMENT IN
   UNIT       INVESTMENTS     CHARGES     INVESTMENTS      FEE      DEDUCTIONS     SHARES     INVESTMENTS    FUND SHARES
----------   -------------   ----------   -----------   ---------   ----------   ----------   -----------   -------------
$   50.00    $   15,000.00   $ 1,097.76      7.32%       $450.00    $1,547.76    $13,452.24      10.32%         11.51%
    75.00        22,500.00     1,645.20      7.31         450.00     2,095.20     20,404.80       9.30          10.27
   100.00        30,000.00     2,040.00      6.80         450.00     2,490.00     27,510.00       8.30           9.10
   125.00        37,500.00     2,550.00      6.80         450.00     3,000.00     34,500.00       8.00           8.70
   150.00        45,000.00     2,596.32      5.77         450.00     3,046.32     41,753.68       6.80           7.26
   166.66        49,998.00     2,883.48      5.77         450.00     3,333.48     46,664.52       6.67           7.14
   200.00        60,000.00     3,463.68      5.77         450.00     3,913.68     56,086.32       6.52           6.98
   250.00        75,000.00     4,328.16      5.77         450.00     4,778.16     70,221.84       6.37           6.80
   300.00        90,000.00     3,343.68      3.72         450.00     3,793.68     86,206.32       4.22           4.40
   350.00       105,000.00     3,629.28      3.46         450.00     4,079.28    100,920.72       3.89           4.04
   400.00       120,000.00     3,840.00      3.20         450.00     4,290.00    115,710.00       3.58           3.71
   500.00       150,000.00     4,243.68      2.83         450.00     4,693.68    145,306.32       3.13           3.23
   600.00       180,000.00     5,026.56      2.79         450.00     5,476.56    174,523.44       3.04           3.14
   750.00       225,000.00     6,105.60      2.71         450.00     6,555.60    218,444.40       2.91           3.00
 1,000.00       300,000.00     7,800.00      2.60         450.00     8,250.00    291,750.00       2.75           2.83
 1,500.00       450,000.00     5,356.32      1.86         450.00     8,806.32    441,193.68       1.96           2.00
 3,000.00       900,000.00    10,028.16      1.11         450.00    10,478.16    889,521.84       1.16           1.18
 6,000.00     1,800,000.00    13,371.84      0.74         450.00    13,821.84    1,786,178.16     0.77           0.77



                                  INVESTMENTS

MAKING YOUR PLAN INVESTMENTS

     To start a Plan, you must complete an application indicating your monthly Plan investment amount. You may make Plan investments by check or automatically. Plan investments after deduction of applicable creation and sales charges will be invested in Class I Shares at net asset value.

          BY CHECK

        Your check should be in the amount of your initial monthly investment unit and made payable to State Street Bank and Trust Company, Custodian, and mailed to, Boston Financial Data Services, Inc. (BFDS), P.O. Box 8300, Boston, Massachusetts 02266-8300.

          AUTOMATIC INVESTMENT PROGRAM

        If you wish to have investments in your Plan made automatically without having to write a check each month, you may request that investments be made by means of pre-authorized checks. Under this program, each month BFDS will draft your bank account in the amount of the monthly investment. You may also choose to have investments in your Plan made automatically through a military or government allotment.

        To initiate a Pre-Authorized Check Investment Program, you should complete the appropriate forms and forward them to BFDS. You may terminate a Pre-Authorized Check Investment Program at any time by written notice to BFDS at least five days prior to the date of the next scheduled draft.

     After your Plan application has been accepted and initial investment has been received, you will receive a statement showing the number of Class I Shares purchased for your account.

EXTENDED INVESTMENT OPTION

     You may continue making monthly investments through an Extended Investment Option after completing all scheduled investments under your Plan. These additional investments are subject to the same deductions as applied to your last scheduled investment. The Custodian, however, may increase the Custodian fee applicable during this period to the rate then being charged for new Plans of the same denomination, but not greater than 75% higher than the Custodian fees detailed in this Prospectus. You may stop all future additional investments under this option by notifying BFDS in writing.

     When the Extended Investment Option for any reason, the Custodian may increase its fee to the rate then currently being charged for new Plans of the same denomination. In no case, however, will this new rate be more than 75% higher than the current annual rate of the Custodian fees.

CREATION AND SALES CHARGES

     The Sponsor receives the Creation and Sales Charges as compensation for its services and costs in creating the Plans and arranging for their administration, for making the Class I Shares available to you at their net asset value and for all selling expenses and commissions with respect to the Plans. These charges are deducted from each investment you make and are larger on the first year's investments than on subsequent investments. For example, on a $50 per month Plan, $25.00 is deducted from each of the first 12 investments you make during the first year. After the first year, the charge drops to $2.77 per investment.

     During the fiscal years ended October 31, 1999, 1998 and 1997, total
investments made by all planholders amounted to $            , $216,452,620 and
$123,758,764, respectively. The amount of Creation and Sales Charges deducted
from these investments was $            , $8,074,777 and $7,565,209,
respectively, of which amount $            , $597,753 and $572,877,
respectively, was retained by the Sponsor and $            , $7,477,024 and
$6,992,332, respectively, was paid to investment dealers who participated in the sale of Plans.

     Directors, officers and full-time employees of the Fund and the Sponsor and its affiliates may purchase and make investments in Plans directly through the Sponsor without deduction of Creation and Sales Charges. Any expense incurred by the Sponsor during such sales are expected to be minimal.

RIGHTS OF ACCUMULATION

     To qualify for reduced Creation and Sales Charges, you must submit all of the applications for the Plans involved at the same time and include a letter from you (or your dealer) requesting that the face amounts of your Plans be aggregated for the purpose of determining applicable Creation and Sales Charges. If you discontinue investments under one or more of your Plans, you will be responsible for paying the Creation and Sales Charges previously avoided.

     You, your spouse, your children under the age of 21 and a trustee may combine the face amounts of two or more Plans purchased at any time and the value of any other Plans then owned to take advantage of the lower Creation and Sales Charges available on larger sized investments.

     You and the other persons listed in the preceding paragraph may also qualify for a reduced Creation and Sales Charge on a new Plan purchase by combining the face amount of any existing Plan(s) on which investments are current with the face amount of the new purchase or when increasing the face amount of any existing Plan(s) on which investments are current.

     For rights of accumulation, a Plan is considered to be current if:

          (a) it has been completed and not redeemed;

          (b) it has not been completed but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or

          (c) it is a qualified retirement plan, including an IRA.

     Reduced Creation and Sales Charges apply to investments made after the Sponsor has been notified of the eligibility of such Plans for reduced Creation and Sales Charges and has received the information necessary to confirm such eligibility. In the case of existing IRA Plans at the $166.66 per month level, reduced Creation and Sales Charges will apply to investments made on both the existing Plan and the new Plan.

MAKING PREINVESTMENTS TO COMPLETE THE PLAN AHEAD OF SCHEDULE

     You may complete a Plan ahead of schedule by making investments in advance of their due dates, but you may make no more than 24 investments in one calendar year, including any monthly investments. In addition to these advance investments, you may make an additional 24 investments which may be made initially or at any time during the life of the Plan. You may accumulate and pay investments in a lump sum. These preinvestments provisions may be waived only

          (a) to make a Plan that is in arrears current,

          (b) for a transfer of assets from a tax-sheltered retirement plan to a Fund tax-sheltered retirement plan, or

          (c) in the event of your death, to allow the Plan to be completed at one time by the estate or beneficiary.

     You will not avoid Creation and Sales Charges by making investments ahead of schedule. However, on multiple investments, the Custodian fee cannot exceed $5.00. See "Custodian Fees and Service Charges."

CHANGING THE FACE AMOUNT OF A PLAN

     You may increase the amount of your Plan at any time. In addition, prior to making the sixth investment under a Plan, you may decrease the amount of your Plan by as much as 50% of the face amount. You should send requests for changes in the face amount of your Plan and a completed Plan application for the new face amount to AIM Distributors or BFDS. The revised Plan must be in one of the denominations listed on page 5. The Creation and Sales Charges already paid on the existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on the revised Plan at the time that it is established. Any additional Creation and Sales Charges due on the revised Plan will be obtained from a liquidation of Class I Shares. The Custodian will charge $2.50 for any change in a Plan denomination and for any applicable transfer taxes. For a period of 12 months following an increase in the face value of a Plan, you may reduce the face value of the Plan to an amount not less than the original face value. Investments already made will be credited to the revised Plan.

                          WITHDRAWALS AND TERMINATION

TIMING OF RECEIPT OF PROCEEDS ON REDEMPTIONS OF CLASS I SHARES

     You will be sent the proceeds of a partial or complete redemption of Class I Shares within seven days after BFDS receives all necessary documents in proper order. However, if you redeem shares recently purchased by check, you may be required to wait up to ten business days before BFDS will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. The payment period may be extended if the Custodian's right to redeem shares of the Fund has been suspended or restricted because: (a) trading on the New York Stock Exchange (NYSE) is restricted, as determined by the applicable rules and regulations of the Securities and Exchange Commission (SEC); (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

PARTIAL WITHDRAWALS WITHOUT TERMINATING A PLAN

     If you withdraw or sell all of the Class I Shares in your Plan, your Plan will normally be terminated. However, if you have owned your Plan for at least 45 days, you may request a partial withdrawal or sale of up to 90% of your Class I Shares without terminating your Plan and keep your Plan in effect. A charge of $2.50 will be made by the Custodian for each partial withdrawal, liquidation or restoration and you will be liable for any transfer taxes that may be required. If you withdraw your Class I Shares from your Plan, you will own those shares directly. If you elect to sell your shares, BFDS, acting as your agent, will withdraw and sell the shares and pay the proceeds to you. While there is no fee for a partial withdrawal or sale, there may be federal income tax consequences to you from engaging in a partial withdrawal or sale of your shares.

     You may request a partial withdrawal or sale by writing BFDS at the address listed in this prospectus or by calling BFDS at (617) 483-5000. You may withdraw or sell your Class I Shares by telephone only if:

          (a) the proceeds are made payable to you and mailed to your address of record with us;

          (b) there has been no change of address of record with us within the proceeding 30 days;

          (c) you can provide proper identification information;

          (d) the proceeds of the withdrawal do not exceed $50,000; and

          (e) your Class I Shares are not held in an IRA or other retirement plan.

     Class I Shares you elect to withdraw are redeemed at their net asset value next determined after BFDS receives a request in proper form. You may withdraw or sell Class I Shares during the hours the NYSE is open for business. A dealer who fails to submit a request for withdrawal within the prescribed time frame will be responsible for any losses.

     AIM Distributors has made arrangements with certain dealers to accept telephone instructions for the withdrawal of Class I Shares. AIM Distributors may impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions with respect to the withdrawal of shares) with AIM Distributors. The Fund, AIM Distributors, the Custodian, and BFDS will not be liable for any loss, expense or cost arising out of any telephone withdrawal request effected in accordance with the authorization set forth in your account application if they reasonably believe such request to be genuine.

     While there is currently no limit to the number of partial withdrawals or sales that you can make, the Sponsor could limit you to exercising the partial withdrawal privilege once during each calendar year. Each partial withdrawal or sale must be at least $100. No partial withdrawal will affect the total number of Plan investments, the period in which such investments are to be made, or the unpaid balance of Plan investments under your Plan.

     After a partial withdrawal and sale of Class I shares, you may, but are not required to, restore the value of your Plan by remitting to BFDS an amount equal to the cash withdrawal. This amount will be used to purchase Class I Shares for your account at their next determined net asset value. You may make a repayment of a partial cash withdrawal after a period of 90 days from the date of redemption, except in the case of plan accounts that are IRAs, for which a reinvestment may be made after a period of 45 days. All reinvestments must be at least 25% of the amount withdrawn or $2,000, whichever is less. Restoration of a partial liquidation of Class I Shares held in an IRA account must be made within 60 days in order to avoid tax consequences, including early withdrawal penalties. You must clearly identify replacements of partial cash withdrawals to distinguish them from regular monthly plan investments.

     See "Complete Withdrawal or Termination" below for information concerning the method of providing written instructions to the Custodian to effect a partial withdrawal or liquidation and the circumstances under which the redemption of shares may be delayed.

COMPLETE WITHDRAWAL OR TERMINATION

     You may terminate your Plan at any time by writing to BFDS. When you terminate your Plan you may request that the Custodian deliver the Class I Shares you have accumulated (properly registered in your name) in book entry form or in certificate form. You may instead direct the Custodian, as your agent, to withdraw your shares, redeem them and send you the proceeds. A charge of $2.50 will be made by the Custodian for a complete withdrawal, and you will be liable for any transfer taxes that may be required. If you direct the delivery of your Class I Shares, sufficient shares will be redeemed to pay authorized deductions and any applicable transfer taxes, with any net balance to be paid in cash. The redemption of Class I Shares is a taxable event. See "DIVIDENDS, CAPITAL GAINS AND TAXES."

     The Custodian requires that instructions in writing for both partial or full redemption of Class I Shares held in a Plan be in the form of a signed letter with your signature guaranteed. A signature guarantee is designed to protect you, the Plan, the Sponsor and the Custodian. Acceptable guarantors are banks, broker-dealers, savings and loan associations, credit unions, national securities exchanges and any other "eligible guarantor institution" as defined in rules adopted by the SEC. A notary public is not an acceptable guarantor. The Sponsor currently does not require signature guarantees for redemption requests of $50,000 or less unless the proceeds are to be paid to a person other than the record owner or are to be sent to an address other than the one of record. You will be given notice if this policy is changed. Currently, in addition to these requirements, if you have invested in the Plan to establish an IRA, you should include the following information along with your written request for either partial or full redemption of Class I Shares: (a) a statement as to whether or not you have attained age 59 1/2; (b) a statement as to whether or not you are legally disabled; (c) a statement as to whether or not you elect to have federal income tax withheld from the proceeds of the redemption; and (d) your Social Security number along with the following statement: "I certify under penalties of perjury that the Social Security number provided is correct and that I am not subject to backup withholding either because I am exempt from backup withholding, I have not been notified by the Internal Revenue Service that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding." If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, then you should modify the preceding statement accordingly. Even if you elect not to have federal income tax withheld, you are liable for federal income tax on the taxable portion of the redemption. You may also be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholding, if any, are not adequate. All documents must be in proper order before any redemption can be executed. You should send redemption requests to BFDS. The redemption price will be the net asset value of Class I Shares next determined after BFDS receives such documents in proper order.

PLAN REINSTATEMENT PRIVILEGE

     You may, within 90 days after you have completely terminated your Plan, by written request to BFDS, reinstate your Plan without any sales charge, subject to certain restrictions:

          (a) By including with the request an amount which is 10% or more of the redemption proceeds, if no refunded sales charges were provided in the termination.

          (b) By including with the request the full amount of all refunded sales charges, plus an amount equal to 10% or more of the shares redeemed, if the termination was done under the privileges described under "Cancellation and Refund Rights."

     You may not reinstate a terminated plan if you have ever exercised the privilege previously. If you exercise the Plan Reinstatement Privilege, neither the total number of monthly investments to be made nor the unpaid balance of monthly Plan investments under the Plan will be changed.

     The complete termination of your Plan will normally result in the realization of gain or loss for federal income tax purposes. Any gain will be recognized and subject to the applicable capital gains tax. If a loss is realized, reinstatement of your Plan could effect a "wash sale," meaning that the loss will not be recognized for tax purposes. The amount of the non-recognized loss will however, be added to the cost of the reinstated Plan to determine your basis for tax purposes.

     In addition to the Plan Reinstatement Privilege described above, the Sponsor may from time to time permit planholders who have previously terminated their Plans to establish new Plans on the following terms:

          (a) The Planholder must open the new Plan with an investment equal to or less than the amount of the redemption proceeds received upon liquidation of the former Plan. No Creation and Sales Charges or Custodian fees will be subtracted from the initial investment.

          (b) The number of the next payment due on the new Plan will be the number of the next payment due on the former Plan at the time it was terminated.

          (c) Creation and Sales Charges on the new Plan will be the Creation and Sales Charges that would currently be applicable to the former Plan.

     The ability to establish such new Plans will not be generally available, but will be available only during such limited time periods as may be specified by the Sponsor from time to time.

                        PLANHOLDER OPTIONS AND SERVICES

RETIREMENT PLANS

     You may use a Plan to establish tax-deferred qualified retirement plans such as IRAs, IRA-SEPs, Profit Sharing Plans and Money Purchase Plans. The Sponsor has detailed information about such Plans, including service fees charged. The annual maintenance fee charged by the Custodian for plans offered by the Sponsor is $10.00. The $10.00 fee will be deducted from plan shares unless it is paid in advance. In addition, IRA rollover or transfer contributions can be accepted into a Plan for qualified individuals. However, a tax-deferred qualified retirement plan may not be established by changing the registration of an existing plan.

SYSTEMATIC WITHDRAWAL PROGRAM

     When you complete all regularly scheduled investments, you may choose to establish a Systematic Withdrawal Program. If you are holding Plans in IRAs, Keogh plans, or other retirement plans you may choose to establish a Systematic Withdrawal Program by notifying the Sponsor that you do not intend to make any further Plan investments. Under this program, you may choose to receive monthly or quarterly checks in any amount of $50 or more. To provide funds for these payments, the Custodian, as your agent, will redeem shares held in your account on the first business day of each month or quarter at the Fund's current net asset value. You may cancel or change the amount of payments made to you under a Systematic Withdrawal Program at any time.

     While a Systematic Withdrawal Program is in effect, you may not elect to receive dividends and distributions in cash on Class I Shares held in your account. If you have not completed a Plan, you may not establish a Systematic Withdrawal Program.

     The IRS considers payments you receive under a Systematic Withdrawal Program as a taxable transaction. Since such payments are funded by the redemption of shares of the Fund, they will be treated for tax purposes as a sale or exchange of a capital asset. The payments will result in the recognition of a capital gain or loss, rather than ordinary income.

     A charge of $1.00 per check will be made for each payment under a Systematic Withdrawal Program. This charge is collected by redeeming the necessary fractional shares. For any payment made ten years after the issuance of a Plan, the charge may be increased to the amount specified in the then current Prospectus. However, this charge may not exceed $1.75. Following 90 days' notice to you, the Sponsor may discontinue offering Systematic Withdrawal Programs.

FEDERAL INCOME TAX WITHHOLDING

     As an additional service, BFDS may withhold 28% of any income dividend or capital gains distribution by the Fund and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe due to the dividend or distribution. The withholding service, however, is only available to you if you reinvest your distributions in full. If you elect to authorize this withholding, the number of Class I Shares purchased with the remainder of the income dividend or capital gains distribution will be less than would have otherwise been the case.

     This service is available with respect to all Plans except qualified retirement plans, including IRAs. You may initiate this option upon written request to BFDS. Once initiated, the withholding remains in effect until you notify BFDS in writing to terminate the withholding.

STATEMENTS, REPORTS AND NOTICES

     BFDS will mail to you a statement for each investment stating the price per Class I Share purchased, the number of shares purchased after applicable deductions and the total number of Class I Shares held for your account. A notice of the next investment due is also included. You will also receive at least annually a current Fund prospectus and audited financial statements of the Fund, including a complete list of all securities held in the Fund's portfolio, and copies of all other reports sent by the Fund to its shareholders. You will also be sent notices of all income dividends and capital gains distributions made with respect to Class I Shares, together with tax reporting information relating to such dividends and distributions. Any notices, reports or documents required to be given to you under this Prospectus will be conclusively deemed to have been given upon mailing to your address of record, and the date of such mailing will be deemed the date such notice was given.

                              RIGHTS AND POLICIES

CANCELLATION AND REFUND RIGHTS

     You have certain rights of cancellation as follows:

          (a) You have the right to cancel your Plan within 45 days after you have received notice of your cancellation rights. You will receive notice regarding your cancellation rights within 60 days after issuance of the Plan. If you elect to cancel your Plan, you must submit a written request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. You will receive a cash refund equal to the current net asset value of the Class I Shares credited to your Plan account on the date that the cancellation request is received by the BFDS plus an amount equal to the difference between the total investments made under the Plan and the net amount invested in Class I Shares. BFDS must receive your written request on or before the 45th day.

          (b) You have the right to cancel your Plan within 18 months beginning the date of the issuance of the Plan. You will receive from the Sponsor a cash payment equal to the sum of (1) the current net asset value of the Class I Shares credited to the account on the date of redemption and (2) the amount by which the Creation and Sales Charges deducted from your investments exceed 15% of the investments made up to the date of redemption. Service charges and other fees are not refundable.

     You will be sent a written notice of the 18-month right of cancellation:
(a) if during the first 15 months after the date of issuance of the Plan, you have missed three investments or more; or (b) if following the first 15 months after the date of issuance of the Plan (but prior to 18 months after such date), you have missed one investment or more. If the Sponsor has previously sent a notice in connection with event (a) above, a second notice will not be sent even if additional investments are missed.

     These notices will inform you of your rights, and will also include the value of the account and the amount you would be entitled to receive upon cancellation, as of the date of the notice. For a cancellation request above $50,000 your signature must be guaranteed.

VOTING RIGHTS

     You will receive a notice and proxy statement for each meeting of the Fund. The Custodian will vote the shares held in your account as you instruct on the voting instructions card which will accompany the notice and proxy statement. If the voting instructions card is validly executed and returned without specification of a choice, the shares will be voted in favor of the proposals of the Fund's management. The Custodian will vote shares for which no valid voting instructions have been received in the same proportion as it votes shares for which it has received instructions. You may attend any such meetings, and if you desire to vote in person the shares held in your account, you may make a written request to the Custodian for a proxy prior to the meeting which will permit the shares to be voted in person.

TRANSFER OR ASSIGNMENT RIGHTS

     To secure a loan, you may assign your right, title and interest in a Plan to a bank or other lending institution. (Qualified retirement plans, including IRAs, are required by federal tax law to be non-assignable.) The bank or other lending institution, however, will not be entitled to exercise the right of partial withdrawal or partial liquidation. During the term of the assignment, you will be entitled to all dividends and distributions on Class I Shares. In addition, you may:

          (a) transfer your right, title and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan; or

          (b) transfer your right, title and interest to another person, trustee or custodian acceptable to the Sponsor, who has made application to the Sponsor for a similar Plan.

     A charge of $2.50 is made for each such transaction plus transfer taxes, where applicable.

     The Custodian will, at the request of the assignee, record an assignment until such time as the assignee notifies BFDS that the assignment has been released. No such assignment will be binding on the Custodian until it is recorded. Until the Custodian and the Sponsor have permitted such assignment to be recorded, they may treat you as the sole and absolute owner of the Plan and the related Class I Shares.

TERMINATION OF A PLAN BY THE SPONSOR OR CUSTODIAN

     A Plan will normally remain in existence until you have made 300 investment units into your Plan. Neither the Sponsor nor the Custodian can terminate a Plan established after May 1, 1993 sooner unless you have failed to make investments under your Plan for a period of 6 consecutive months (12 consecutive months for Plans established prior to May 1, 1993) from the scheduled due date of the last investment made (including any investments made in advance of their scheduled due dates). For example, if your Plan was established after May 1, 1993 and you have made all investments due under your Plan through June 30th of a given year (regardless of when such investments were made) and you make no further investments, your Plan may not be terminated before December 31st of that same year. Any scheduled investment you make prior to the termination of your Plan extends the due dates of all future investments for a period equal to the period during which no investments were made. Accordingly, you need only make one investment during each 6-month period (or 12-month period for Plans established prior to May 1, 1993) to prevent your Plan from being terminated.

     A Plan may also be terminated prior to the accumulation of 300 investment units if shares of the Fund are not available and a substitution is not made. After 300 investment units have been made, or on the happening of any of the other events justifying termination, the Sponsor or the Custodian may terminate a Plan 60 days after mailing to you a written notice of the termination.

     On termination, the Custodian, acting as your agent, must withdraw the shares from the Custodianship and, as your agent, may surrender for sale all of your Class I Shares, or sufficient Class I Shares to pay all authorized deductions. Any adjustment in Creation and Sales Charges or other charges occasioned by virtue of your termination through the exercise of one of the refund privileges will be made at the same time. The shares and/or cash, after payment of all authorized deductions, will be held by the Custodian as your agent for delivery to you upon your instruction. No interest will be paid on any cash balances held. If the Custodian does not receive a response within 60 days after mailing the notice of termination to you, the Custodian, in its discretion, may mail the shares, and its check payable to you, to your last known address of record, and you will be deemed to have no further rights under your Plan. In all events, terminated Plans will not be resold. Undeliverable shares and funds will be held by the Custodian in trust for your account, subject to abandoned property laws.

SUBSTITUTION OF SHARES

     The Sponsor may substitute shares of another investment as the underlying investment if it deems such action to be in the best interests of the Planholders. Substituted shares generally will be comparable in character and quality to the Class I Shares, and will be registered with the SEC under the Securities Act of 1933, as amended. Before any substitution can be made, the Sponsor must:

          (a) Obtain an order from the SEC approving such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended (the 1940 Act);

          (b) Give written notice of the proposed substitution to the Custodian;

          (c) Give written notice of the proposed substitution to you, giving a reasonable description of the substituted fund shares, disclosing that, unless you respond within 30 days of the date of mailing of such notice, you will be considered to have agreed to bear your pro rata share of expenses and taxes in connection with the substitution. The pro rata share of expenses and taxes are payable from any income dividends and any capital gains distributions, but if such dividends and distributions are insufficient, the pro rata share of expenses and taxes are collectable by the Custodian from the proceeds of the sale of Class I Shares held for your account; and

          (d) Provide the Custodian with a signed certificate stating that such notice has been given to you.

     If you do not respond within the 30-day notice period, the Custodian will purchase shares of the substituted fund with your subsequent investments and any dividends and distributions which may be reinvested for your account. If shares of the substituted fund are also to be substituted for the shares already held, the Sponsor must arrange for the Custodian to be furnished, without payment of a sales charge of any kind, with shares of the substituted fund having an aggregate value equal to the value of shares of the Fund for which they are to be substituted.

     If Class I Shares are not available for purchase for a period of 90 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, select another underlying investment. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving such substitution as specified above and then shall notify you, and if, within 30 days after mailing such notice, you give your written approval of the substitution and agree to bear your pro rata share of actual expenses, including any tax liability sustained by the Custodian, the Custodian may thereafter purchase such substituted shares. Your failure to give such written approval within the 30-day period shall give the Custodian authority to terminate your Plan.

     If Class I Shares are not available for purchase for a period of 90 days or longer, and neither the Sponsor nor the Custodian substitutes other shares, the Custodian has the authority, without further action on its part, to terminate the Plans.

PLAN COMPLETION

     After you have completed your Plan investments, you have the following options:

          (a) Have the Custodian hold your Class I Shares until after the 300th investment has been made;

          (b) Register your Class I Shares in your name;

          (c) Sell your Class I Shares and receive the cash proceeds; or

          (d) Establish a Systematic Withdrawal Program.

     You may also continue the Custodianship after the 300th investment under the Plan, subject to the right of the Sponsor or Custodian to terminate the Plan.

                         SERVICE CHARGES AND OTHER FEES

CUSTODIAN FEES AND SERVICE CHARGES

     The Custodian deducts $1.50 per investment you make as a service fee. This fee is deducted from Plan investments prior to the purchase of Class I Shares. The maximum Custodian fee charged at any one time is $5.00. Therefore, if you make four or more investments at one time, the aggregate Custodian fee deducted from all such investments will be $5.00.

     After you complete all Plan investments, or, if you made investments in advance, after the expiration of 15 years from the date of the Plan (provided you have not exercised the Extended Investment Option), the Custodian receives for its services an annual fee of $12.00. The Custodian also deducts this fee on Plans on which no investment has been made for a 12-month period. This fee will normally be deducted from the first combined income dividend and capital gains distribution in each year, but, if necessary, the Custodian may to collect these fees from the proceeds of the sale of Class I Shares held for your account.

     The aggregate amount of Custodian fees deducted by the Custodian with
respect to the Plan during the fiscal year ended October 31, 1999 was $[     ].

     Each year the Custodian will deduct from your account an amount necessary to reimburse actual expenses (such as postage, forms and envelopes) incurred by the Sponsor during the previous year in performing its administrative duties, up to a maximum of $10.00 per year. These duties include mailing to you of required periodic reports, dividend statements and tax notices; arranging for periodic audits of the Custodian's records by independent certified public accountants; and preparing and filing of federal and state reports essential to the continuance of the Custodianship. This amount is payable from income dividends and capital gains distributions, but if these dividends and distributions are insufficient, the amount is collectible by the Custodian from the proceeds of the sale of Class I Shares held for your account. The amount of the service charge will be determined annually by pro-rating the Plans' administrative costs over the total number of Plan accounts. The service charge on Plans established prior to June 1, 1983 will be as specified in your Plan Certificate.

     The aggregate annual charges and deductions for maintenance and other expenses assessed to planholders for the fiscal years ended October 31, 1999, 1998 and 1997, stated as a percentage of total distributions (includes dividends
and capital gains) from Class I Shares for such period or years were      %,
0.34% and 0.40%, respectively. Distributions, if any, are normally declared in December of each year. The aggregate annual charges and deductions for maintenance and other expenses assessed to planholders for the fiscal year of
the Sponsor ended December 31, 1999 was $       .

INCIDENTAL SERVICE FEES

     In addition to the amount of any applicable transfer taxes, a custodian charge of $2.50 is made for each transfer of title, each change in your Plan's denomination, each partial or complete liquidation, each restoration, each declaration of trust (other than one filed concurrently with the application for your Plan), each recording of an assignment, each reissuance of your Plan, and each termination of your Plan prior to completion. A charge of $1.00 is made for each payment under a Systematic Withdrawal Program, and a charge of $3.00 per account per year is made for the preparation of a complete transcript of your account. A charge of $5.00 is made for any check or pre-authorized check which is not honored by the bank on which it is drawn. The incidental service fees described above will be paid by the Sponsor. Although it has no current intention of doing so, the Sponsor may reimpose these fees at some future date.

     Except as specifically provided in this Prospectus, there will be no deductions, charges, or fees of any kind on Plan payments, Class I Shares held for your account, or dividends or distributions paid by the Fund.

                       DIVIDENDS, CAPITAL GAINS AND TAXES

     Unless otherwise directed by you, the net amount all income dividends and capital gains distributions is automatically used to purchase additional Class I Shares at net asset value. No Creation and Sales Charge will be deducted from any such reinvestment. You may instruct BFDS by written notice, received at least seven days prior to the record date of an income dividend or capital gains distribution, to remit the net amount of such dividend or distribution to you. You may change these directions at any time.

     You are deemed for federal income tax purposes to be the owner of the underlying Class I Shares accumulated in your account. Dividends and distributions on such shares paid to you used to pay the Custodian fee or service charge or reinvested in additional Class I Shares are taxable to you. See "Taxes" in the accompanying Fund prospectus for a discussion of the tax treatment of such dividends and distributions. As soon as practicable after the close of each calendar year, you will be advised of the amount and nature of the ordinary income dividends and capital gains distributions received on your behalf during such year. Qualified retirement plans, including IRAs, may be entitled to defer taxes until some later date. Participants should consult their tax advisors.

     The Creation and Sales Charges deducted from your investments in your Plan are not deductible for tax purposes by you, but are included in your tax basis for the Class I Shares in your account. Any Custodian fee and service charge you may have paid (whether as a deduction from your investments in your Plan or as a deduction from the distributions made on the Class I Shares in your account) may be deductible for tax purposes by you depending on whether you itemize deductions, the total amount of your miscellaneous itemized deductions and the level of your adjusted gross income.

     Under provisions of the Code, the Custodian may be required to withhold from dividends and liquidations 31% of all amounts otherwise payable to you if you have not provided the Custodian with a correct certified tax identification number or if you have been notified by the Internal Revenue Service that you are subject to "backup withholding" because of underreporting of reportable payments. The amounts withheld will be credited against your federal income tax liability, and, if withholding results in an overpayment of taxes, you may obtain a refund from the Internal Revenue Service.

     Neither the Custodian, BFDS, nor the Sponsor bears any taxes arising from the custody of the Class I Shares or the operations of the Custodianship under the Plans. The Custodian, BFDS, and the Sponsor are authorized to incur any expenses deemed necessary or appropriate in connection with any claim or possible claim for taxes against the Custodianship or the accounts of planholders. The Sponsor or the Custodian may, in its discretion, deduct charges against your account on a pro rata basis (determined by reference to the total number of Class I Shares affected) in order to pay or set up reserves for such claims and related expenses.

                             ADDITIONAL INFORMATION

THE CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, acts as Custodian for the Plans pursuant to a custodian agreement, dated June 1, 1983, as amended and restated on May 1, 1996 (the Custodian Agreement). The Custodian is a corporation organized under the laws of the Commonwealth of Massachusetts. The Custodian's Internal Revenue Service Employer Identification Number is 04-1867445.

     The duties of the Custodian under the Custodian Agreement include the receipt of all of your investments and income dividends and capital gain distributions on Class I Shares, the processing of all authorized deductions therefrom and the purchase and retention of Class I Shares for your accounts. The Custodian also effects partial or complete liquidations of Plans in connection with withdrawals or terminations and the various other functions discussed above.

     The Custodian receives and holds in trust without interest all cash and Class I Shares held by a Plan until completion and/or termination of the Plan. BFDS keeps a complete record of your account and mails receipts for each of your investments showing the number of shares held for your account, notices (including distribution notices and tax statements), reports to shareholders, prospectuses and proxy material. The Custodian causes periodic audits to be taken of the records it maintains relating to the Plans, unless such audits are arranged for by the Sponsor, and prepares and files tax returns and other reports required by law. The Custodian assumes only those responsibilities specifically imposed on it under its Custodian Agreement with the Sponsor. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the management of the Fund, for the acts or omissions of the Sponsor, for compliance by the Sponsor with the laws of the United States, any state, or other jurisdiction relating to the sale, registration or qualification of securities, or for the Sponsor's compliance with any rules, regulations or orders of any regulatory agencies or commissions, for the validity of written designations of beneficiaries executed by planholders, or for signatures guaranteed by persons other than banks or members of national securities exchanges.

     The Custodian is authorized to commingle only those payments, dividends and certificates of Class I Shares which are held for or received from the various planholders of Plans which are subject to this Prospectus. The Custodian is also authorized to cause all Plan Certificates issued prior to March 1, 1995 to be registered in its name or in the name of its nominees. While the Custodian does not assert a lien in general terms on the property held by it, the authorization conferred on the Custodian to make the various deductions discussed above, and in certain cases to sell Class I Shares, may be considered authorization to the Custodian to create such liens.

     The Custodian Agreement cannot be amended in such a manner as to adversely affect your rights and privileges without your written consent.

     An unlimited number of Plans may be issued under the Custodian Agreement.

     Under certain circumstances as provided in the Custodian Agreement, the Sponsor or the Custodian has the right to terminate the services of the Custodian. However, no such termination or resignation may be made as to the Plans then in force unless all Class I Shares have been liquidated and the proceeds distributed to you, or unless a successor custodian has been designated and has accepted the custodianship. Any successor custodian must be a bank or trust company having at all times aggregate capital, surplus and undivided profits in excess of $1,000,000. Notice of such a change will be sent to you, but your consent is not required.

THE SPONSOR

     A I M Distributors, Inc., (11 Greenway Plaza, Houston, Texas, 77046) is a Delaware corporation organized on November 18, 1976. It is a wholly owned subsidiary of A I M Advisors, Inc. (AIM). AIM is a wholly owned subsidiary of A I M Management Group Inc. (AIM Management), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, is engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM Distributors is a member of the National Association of Securities Dealers, Inc. The Sponsor's directors and principal officers, all of whom have the same business address as the Sponsor, are listed below. AIM Distributors' Internal Revenue Service Employer Identification Number is 74-1894784.

     Charles T. Bauer is Chairman of the Board of Directors, A I M Management Group Inc., A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company; and Director and Vice Chairman, AMVESCAP PLC.

     Michael J. Cemo is Director and President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Management Group Inc.; and Director, A I M Fund Services, Inc.

     Robert H. Graham is Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., and Fund Management Company; Director, AMVESCAP PLC; Chairman of the Board of Directors and President, INVESCO Holdings Canada Inc.; and Director, AIM Funds Group Canada Inc. and INVESCO G.F. Canada Inc.

     Gary T. Crum is Director and President, A I M Capital Management, Inc.; Director and Executive Vice President, A I M Management Group Inc.; Director and Senior Vice President, A I M Advisors, Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC.

     W. Gary Littlepage is Director and Senior Vice President, A I M Distributors, Inc., and Vice President, A I M Management Group Inc.

     James L. Salners is Executive Vice President, A I M Distributors, Inc.

     John Caldwell is Senior Vice President, A I M Distributors, Inc., A I M Management Group Inc.; Director and President, A I M Fund Services, Inc.

     Marilyn M. Miller is Senior Vice President, A I M Distributors, Inc.

     Gordon J. Sprague is Senior Vice President, A I M Distributors, Inc.

     Michael C. Vessels is Senior Vice President, A I M Distributors, Inc.

     Gene L. Needles is Senior Vice President, A I M Distributors, Inc.

Carol F. Relihan is Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Senior Vice President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice President and General Counsel, Fund Management Company; General Counsel and Vice President, A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and A I M Distributors, Inc.

     Dawn Hawley is Chief Financial Officer and Senior Vice President of A I M Management Group Inc.; Director, Senior Vice President and Treasurer of A I M Advisors, Inc.; Vice President and Treasurer of A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company.

     B. J. Thompson is First Vice President, A I M Distributors, Inc.

     Mary A. Corcoran is Senior Vice President, A I M Fund Services, Inc. and Vice President of A I M Distributors, Inc.

     James R. Anderson is Vice President, A I M Distributors, Inc. and Fund Management Company.

     Mary K. Coleman is Vice President, A I M Distributors, Inc.

     Melville B. Cox is Vice President and Chief Compliance Officer A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company.

     Sidney M. Dilgren is Vice President, A I M Distributors, Inc.; and Senior Vice President, A I M Fund Services, Inc.

     Tony D. Green is Vice President, A I M Distributors, Inc.; and Senior Vice President, A I M Fund Services, Inc.

     Ofelia M. Mayo is General Counsel, Vice President and Assistant Secretary, A I M Distributors, Inc.; Assistant General Counsel and Assistant Secretary,
A I M Capital Management, Inc., A I M Fund Services, Inc. and Fund Management Company and Assistant General Counsel, Assistant Secretary and Vice President, A I M Advisors, Inc.

     Charles H. McLaughlin is Vice President, A I M Distributors, Inc. and AIM Fund Services, Inc.

     Terri L. Randsell is Vice President, A I M Distributors, Inc.

     Kamala C. Sachidanandan is Vice President, A I M Distributors, Inc.

     Frank V. Serebrin is Vice President, A I M Distributors, Inc.

     Christopher T. Simutis is Vice President, A I M Distributors, Inc.

     Gary K. Wendler is Vice President, A I M Distributors, Inc.

     Mr. Bauer and Mr. Graham are directors of, and Messrs. Bauer, Graham, Arthur and Ms. Relihan are officers of, some or all of the investment companies
advised or managed by AIM. As of February   , 2000, Mr. Bauer owned of record
     % of the Plans, which represented beneficial ownership of           shares
of the Fund and Mr. Graham owned of record    % of the Plans, which represented
beneficial ownership of           shares of the Fund. Directors of the Sponsor
do not receive any compensation for their services. Officers and employees of the Sponsor receive no compensation from the Sponsor, but are compensated by AIM Management. All officers and employees of the Sponsor are currently covered by a fidelity bond in the amount of $35,000,000. AIM, a wholly owned subsidiary of AIM Management, acts as investment advisor of the Fund and receives a fee from the Fund for its services.

     The Sponsor is the principal underwriter of the Fund and of the following other open-end investment companies advised or managed by AIM: AIM Advisor Funds, Inc., AIM Equity Funds, Inc., AIM Funds Group, AIM Growth Series, AIM International Funds, Inc., AIM Investment Funds, AIM Investment Securities Funds, AIM Series Trust, AIM Special Opportunities Funds, AIM Tax-Exempt Funds, Inc., AIM Variable Insurance Funds, Inc.

GENERAL

     The Plans are organized under and are governed by the laws of The Commonwealth of Massachusetts, except that the laws of the State of New York govern your substantive legal rights if your Plan was issued prior to June 1, 1983. The Plans are considered to be a unit investment trust under the 1940 Act and are so registered with the SEC. Such registration does not imply supervision of management or investment practices or policies by the SEC.

     AIM Summit Investors Plans I are presently offered in all states.

     This Prospectus omits some of the information contained in the registration statement filed with the SEC. You may obtain copies of the registration statement, including items omitted herein, from the SEC by paying the charges prescribed under its rules and regulations.

                   ILLUSTRATION OF A HYPOTHETICAL $50 MONTHLY
                          AIM SUMMIT INVESTORS PLANS I
           FOR INVESTMENT IN CLASS I SHARES OF AIM SUMMIT FUND, INC.

     This table shows results of an assumed investment of $50 per month (the minimum monthly investment Plan) for the period from the beginning of AIM Summit Investors Plans I, November 1, 1982, to December 31, 1999. The results assume the reinvestment of capital gains distributions and income dividends in additional Class I Shares of AIM Summit Fund, Inc.

     You should not consider the results shown in this table as a representation of the dividend income or capital gain or loss in a Plan today. A Plan cannot assure a profit or protect against depreciation in declining markets. Common stock prices fluctuate widely over time.

                                                               DEDUCTIONS(c)                   CUMULATIVE
                                                            --------------------      NET          NET
  YEAR                            DIVIDENDS                 CREATION                AMOUNT       AMOUNT
 ENDED     MONTHLY INVESTMENTS     FROM NET      TOTAL        AND                  INVESTED    INVESTED IN    CAPITAL       TOTAL
 12/31    ---------------------   INVESTMENT   CUMULATIVE    SALES     CUSTODIAN    IN FUND       FUND         GAINS       SHARES
  (a)     ANNUALLY   CUMULATIVE     INCOME      COST(b)     CHARGES     FEE(d)      SHARES       SHARES      REINVESTED   OWNED(e)
--------  --------   ----------   ----------   ----------   --------   ---------   ---------   -----------   ----------   ---------
  1982
(2 mos.)  $100.00    $  100.00     $    --     $  100.00    $ 50.00     $  3.00    $   47.00    $   47.00    $       --      9.428
  1983     600.00       700.00          --        700.00     255.54       18.00       326.46       373.46            --     68.444
  1984     600.00     1,300.00        1.75      1,301.75      33.24       18.00       550.51       923.97           .62    180.052
  1985     600.00     1,900.00        6.91      1,908.66      33.24       18.00       555.67     1,479.64          2.76    277.847
  1986     600.00     2,500.00       36.47      2,545.13      33.24       18.00       585.23     2,064.87        200.48    390.732
  1987     600.00     3,100.00       53.22      3,198.35      33.24       18.00       601.98     2,666.85        254.88    515.282
  1988     600.00     3,700.00       81.11      3,879.46      33.24       18.00       629.87     3,296.72            --    613.217
  1989     600.00     4,300.00      318.37      4,797.83      33.24       18.00       867.13     4,163.85        229.36    755.981
  1990     600.00     4,900.00      128.25      5,526.08      33.24       18.00       677.01     4,840.86        119.97    860.497
  1991     600.00     5,500.00      339.23      6,465.31      33.24       18.00       887.99     5,728.85        368.73    992.132
  1992     600.00     6,100.00      107.51      7,172.82      33.24       18.00       656.27     6,385.12        839.09   1,147.268
  1993     600.00     6,700.00      114.24      7,887.06      33.24       18.00       663.00     7,048.12        769.61   1,294.014
  1994     600.00     7,300.00      135.18      8,622.24      33.24       18.00       683.94     7,732.06        520.43   1,426.949
  1995     600.00     7,900.00      428.92      9,651.16      33.24       18.00       977.68     8,709.74        865.23   1,597.970
  1996     600.00     8,500.00       52.57     10,303.73      33.24       18.00       601.33     9,311.07      1,925.38   1,810.440
  1997     600.00     9,100.00      564.43     11,468.16      33.24       18.00     1,113.19    10,424.26      2,066.18   2,049.122
  1998     600.00     9,700.00       72.06     12,140.22      33.24       18.00       620.82    11,045.08      1,945.95   2,212.145
  1999     600.00    10,300.00                                33.24       18.00
                                                            -------     -------                              ----------
                                                            $804.14     $291.00                              $10,108.67


  YEAR
 ENDED     VALUE OF
 12/31    ACCUMULATED
  (a)      SHARES(f)
--------  -----------
  1982
(2 mos.)  $     46.48
  1983         370.97
  1984         905.68
  1985       1,803.23
  1986       2,610.09
  1987       2,937.11
  1988       4,028.84
  1989       5,889.09
  1990       6,505.36
  1991      10,010.61
  1992      11,059.66
  1993      12,551.94
  1994      12,742.66
  1995      17,849.33
  1996      21,996.85
  1997      27,929.53
  1998      38,225.87
  1999

NOTES:

  (a) The fiscal year end of AIM Summit Investors Plans I and the Fund for each year after 1992 was changed from December 31 to October 31. All data reflect calendar years ended December 31.

  (b) Reflects the total amount of monthly investments plus the cumulative amount of income dividends reinvested.

  (c) The total deductions for the first 12 months of the hypothetical Plan equal $318.00 or 53% of total investments. If all of the investments of a 15-year Plan were made monthly, total deductions would be $1,035.36 or 11.5% of the total investment.

  (d) Does not include a service charge, not to exceed $10 per year, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined annually by pro-rating the Plans' administrative costs over the total number of Plan accounts. The service charge on Plans established prior to June 1, 1983 shall be as specified in the Plan Certificate.

  (e) Assumes that monthly investments were made on the first business day of each month.

  (f)  Based on the Fund's year-end net asset value.

     No adjustments have been made for any income taxes payable by investors on reinvested capital gains distributions and reinvested dividends.

                          INDEPENDENT AUDITORS' REPORT

                          AIM SUMMIT INVESTORS PLANS I

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

ASSETS:
  AIM Summit Fund, Inc. shares, at value (Plans' investment
     $                      )...............................  $[          ]
  Cash......................................................   [          ]
  Due from AIM Summit Fund, Inc. ...........................   [          ]
                                                              -------------
     Total assets...........................................   [          ]
                                                              -------------
LIABILITIES:
  Creation and Sales Charges payable........................   [          ]
  Custodian charges payable.................................   [          ]
                                                              -------------
     Total liabilities......................................   [          ]
                                                              -------------
NET ASSETS (Equivalent to $     per share based on shares of
  capital stock owned on outstanding plans).................  $[          ]
                                                              =============

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1999

Investment income:
  Dividends received on shares of AIM Summit Fund, Inc......  $[          ]
Expenses....................................................   [          ]
                                                              -------------
Net investment income.......................................   [          ]
                                                              -------------
Realized Appreciation (Depreciation) and unrealized gain on
  investments:
  Net realized gain on plan liquidations....................   [          ]
  Unrealized appreciation of investments....................   [          ]
                                                              -------------
Net increase in net assets resulting from operations........  $[          ]
                                                              =============

                       See Notes to Financial Statements.

                          AIM SUMMIT INVESTORS PLANS I

                       STATEMENT OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED OCTOBER 31, 1999, 1998 AND 1997

                                                   1999                           1998                           1997
                                       ----------------------------   ----------------------------   ----------------------------
                                           AMOUNT         SHARES          AMOUNT         SHARES          AMOUNT         SHARES
                                       --------------   -----------   --------------   -----------   --------------   -----------
Net asset value at beginning of
 period..............................  $[           ]   [         ]   $1,642,717,284   108,430,184   $1,256,343,722    96,716,222
Planholders investments:
  Additions from Planholder
    Payments.........................   [           ]                    216,452,620                    123,758,764
  Less:
    Creation and Sales Charges.......   [           ]                     (8,074,777)                    (7,565,209)
    Custodian charges................   [           ]                     (1,579,199)                    (1,513,872)
                                       --------------                 --------------
  Amount invested in AIM Summit Fund,
    Inc. shares......................   [           ]   [         ]      206,798,644    13,836,000      114,679,683     8,581,865
Net investment income reinvested:
  Net investment income..............   [           ]                    156,972,237                    116,799,826
  Less: Amount paid in cash..........   [           ]                     (2,762,067)                    (1,434,057)
                                       --------------                 --------------
                                        [           ]   [         ]      154,210,170    11,621,870      115,365,769     9,777,010
Net realized gain on plan
  liquidations.......................   [           ]                     57,052,843                     26,492,781
Unrealized market appreciation
  (depreciation) of investments......   [           ]                    (56,850,023)                   219,803,135
Planholder liquidations..............   [           ]   [         ]     (182,222,644)  (12,116,244)     (89,967,806)   (6,644,913)
                                       --------------   -----------   --------------   -----------   --------------   -----------
Net asset value at end of period.....  $[           ]   [         ]   $1,821,706,274   121,771,810   $1,642,717,284   108,430,184
                                       ==============   ===========   ==============   ===========   ==============   ===========

                       See Notes to Financial Statements.

                          AIM SUMMIT INVESTORS PLANS I

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1999

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     AIM Summit Investors Plans I is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The following significant accounting policies are in conformity with generally accepted accounting principles for unit investment trusts.

     A. Security Valuation:

        The investment, which consists exclusively of shares of AIM Summit Fund, Inc., is valued at the net asset value of AIM Summit Fund, Inc. shares on October 31, 1999.

     B. Federal Income Taxes:

        No provision is made for Federal income taxes as all income dividends and capital gain distributions received by Planholders are treated as if received directly from the underlying Fund.

     C. Transaction Dates:

        Share transactions are recorded on a trade date basis. Dividend income and capital gain distributions are recorded on the ex-dividend date.

NOTE 2 -- PLANHOLDERS' COST OF AIM SUMMIT FUND, INC. AND VALUE OF PLANS OUTSTANDING

     The investment in AIM Summit Fund, Inc. is carried at identified cost, which represents the amount available for investment (including reinvested dividends of net investment income and realized gains) in such shares after deduction of sales charges and custodian fees, if applicable, and unrealized market appreciation. The net value of Plans outstanding is as follows:

                               PLANS OUTSTANDING
                                OCTOBER 31, 1999

Total payments made by Planholders on Plans outstanding
(net of liquidations).......................................  $ [          ]
Net investment income dividends reinvested..................    [          ]
                                                              --------------
          Total.............................................    [          ]
Less:
  Creation and Sales Charges................................    [          ]
  Custodian charges.........................................    [          ]
                                                              --------------
Net investment in AIM Summit Fund, Inc. shares (identified
  cost).....................................................    [          ]
Unrealized market appreciation of investments...............    [          ]
                                                              --------------
Value of Plans outstanding..................................  $ [          ]
                                                              ==============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

                            A I M DISTRIBUTORS, INC.

                        STATEMENT OF FINANCIAL CONDITION
                            AS OF DECEMBER 31, 1999

                                        ASSETS

CASH EQUIVALENTS, affiliated registered investment companies............   $   [     ]
ACCOUNTS RECEIVABLE:
  Due from dealers for sales of capital stock of affiliated
     registered investment companies........................  $  [     ]
  Due from affiliated registered investment companies.......     [     ]
  Commissions receivable....................................     [     ]
  Other accounts receivable.................................     [     ]       [     ]
                                                              ==========
SEGREGATED TRUST........................................................       [     ]
DEFERRED TAX ASSET......................................................       [     ]
OTHER ASSETS............................................................       [     ]
                                                                           -----------
                                                                           $   [     ]
                                                                           ===========
                         LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
  Due to affiliated registered investment companies for sales of capital
     stock..............................................................   $   [     ]
  Due to dealers for redemptions from affiliated registered investment
     companies..........................................................       [     ]
  Due to affiliated companies...........................................       [     ]
  State taxes payable...................................................       [     ]
  Accounts payable and accrued expenses.................................       [     ]
                                                                           -----------
          Total liabilities.............................................       [     ]

STOCKHOLDER'S EQUITY:
  Common stock, $1 par value, 1,000 shares authorized, 10
     shares issued and outstanding..........................  $  [     ]
  Additional paid-in capital................................     [     ]
  Retained earnings.........................................     [     ]
                                                              ==========
          Total stockholder's equity....................................       [     ]
                                                                           -----------
                                                                           $   [     ]
                                                                           ===========

   The accompanying notes are an integral part of these financial statements.

                            A I M DISTRIBUTORS, INC.

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

INCOME:
  Underwriting income, net of dealers' commissions........................    $  [       ]
  Marketing servicing fees................................................       [       ]
  Distribution fees.......................................................       [       ]
  Sponsor fees on periodic payment investment plans,
     net of commissions paid..............................................       [       ]
  Interest income, net of interest expense of $[       ]..................       [       ]
                                                                              ------------
          Total operating income..........................................       [       ]
                                                                              ------------
EXPENSES:
  Allocations from parent company...........................  $  [       ]
  Compensation allocation from parent company...............     [       ]
                                                              ============
          Total operating expenses........................................       [       ]
                                                                              ------------
          Income before income taxes......................................       [       ]
INCOME TAX EXPENSE:
  Current...................................................  $  [       ]
  Deferred..................................................     [       ]       [       ]
                                                              ============    ------------
          Net income......................................................    $  [       ]
                                                                              ============

   The accompanying notes are an integral part of these financial statements.

                            A I M DISTRIBUTORS, INC.

                  STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                           ADDITIONAL                     TOTAL
                                                 COMMON     PAID-IN      RETAINED     STOCKHOLDER'S
                                                 STOCK      CAPITAL      EARNINGS        EQUITY
                                                 ------    ----------    ---------    -------------
BALANCE, December 31, 1998.....................  $[  ]     $[      ]     $[      ]      $[      ]
  Net income...................................     --            --      [      ]       [      ]
  Dividends paid...............................     --            --      [      ]       [      ]
                                                 -----     ---------     ---------      ---------
BALANCE, December 31, 1999.....................  $[  ]     $[      ]     $[      ]      $[      ]
                                                 =====     =========     =========      =========

   The accompanying notes are an integral part of these financial statements.

                            A I M DISTRIBUTORS, INC.

                            STATEMENT OF CASH FLOWS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................                 $[          ]
  Adjustments to reconcile net income to net cash provided by operating activities:
       Increase in accounts receivable......................  $[        ]
       Decrease in deferred tax asset.......................   [        ]
       Decrease in other assets.............................   [        ]
       Increase in segregated trust account.................   [        ]
       Increase in amounts due to affiliated registered
        investment companies for sales of capital stock.....   [        ]
       Increase in due to dealers for redemptions from
        affiliated registered investment companies..........   [        ]
       Decrease in due to affiliated companies..............   [        ]
       Increase in state taxes payable......................   [        ]
       Increase in accounts payable and accrued expenses....   [        ]
                                                              ===========
               Total adjustments............................                  [        ]
                                                                             -----------
               Net cash provided by operating activities....                  [        ]
                                                                             -----------
CASH FLOWS FROM FINANCING ACTIVITIES -- Dividends paid......                  [        ]
                                                                             -----------
               Net cash used in financing activities........                  [        ]
                                                                             -----------
NET INCREASE IN CASH EQUIVALENTS............................                  [        ]
CASH EQUIVALENTS, beginning of year.........................                  [        ]
                                                                             -----------
CASH EQUIVALENTS, end of year...............................                 $[        ]
                                                                             ===========

   The accompanying notes are an integral part of these financial statements.

                            A I M DISTRIBUTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

     A I M Distributors, Inc. (the Company), is a wholly owned subsidiary of A I M Advisors, Inc. The Company acts as the principal underwriter and distributor for affiliated registered investment companies.

  Cash Equivalents

     The Company considers all highly liquid assets such as cash in banks and amounts in affiliated money market funds to be cash equivalents.

  Securities Transactions

     Securities transactions are recorded on a settlement date basis which is normally the third business day following the trade date (settlement date basis as compared to trade date basis has no material effect on the Company's financial position or results of operations). The Company accounts for its investments at fair market value.

  Concentration of Credit Risk

     The Company is engaged in brokerage activities in which counterparties primarily include broker-dealers. In the event that counterparties do not fulfill their obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty. It is the Company's policy to review, as necessary, the credit standing of each counterparty.

  Segregated Trust Account

     The segregated trust account represents a U.S. Government agency discount note on deposit in a segregated trust account as required by the Investment Company Act of 1940. Such amount is determined in accordance with the requirements of the Investment Company Act of 1940 to provide cash reserves for refunds that may be required if investors in a unit investment trust exercise their right to surrender or withdraw. This note is recorded at fair market value (which approximates amortized cost) at December 31, 1999.

  Underwriting Income

     Underwriting income represents sales charges on sales of capital stock of affiliated registered investment companies, net of commissions and concessions paid to other dealers.

  Distribution Fees

     The Company receives fees from affiliated registered investment companies pursuant to 12b-1 plans (Investment Company Act of 1940) adopted by the affiliated registered investment companies. Such fees are paid to the Company as compensation for expenses incurred by the Company for the distribution of shares of the affiliated registered investment companies. The fees are based on a specified annual percentage of a fund's average daily net assets.

  Transactions With Affiliated Companies

     The Company is allocated expenses by an affiliated company based upon estimates of time devoted to the operations of the Company by personnel of the affiliated company and usage of shared facilities. The Company is also allocated revenue from affiliated companies for services performed in marketing efforts for affiliated registered investment companies managed by those companies.

     The Company has entered into an agreement with its ultimate parent, A I M Management Group Inc. (Management), whereby Management provides funding to the Company for payment of Class B share commissions. Management obtains the rights to certain future revenues to be generated by the Class B shares under the respective fund's 12b-1 plan provisions and contingent deferred sales charge
(CDSC) provisions for a purchase price equal to a percentage of the price at which each Class B share is sold. Such transactions occur daily and have been accounted for as sale transactions. No gain or loss from this arrangement is reflected in the Company's financial statements since the amount paid by Management equals the commissions paid by the Company relating to the

                            A I M DISTRIBUTORS, INC.

sale of Class B shares. Accordingly, amounts received from the respective funds under the 12b-1 plan provisions and CDSC provisions are not recorded as revenue by the Company as Management owns the rights to such fees.

  Federal Income Taxes

     For federal income tax purposes, the Company's income is included in the consolidated income tax return filed by A I M Management Group Inc., the parent company of A I M Advisors, Inc. Deferred and current taxes are provided at the statutory rate in effect during the year (35 percent) by the members of the consolidated group based on the amount that the respective member would pay or have refunded if it were to file a separate return. The effective tax rate was
37.4 percent due to the effect of state taxes.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. NET CAPITAL REQUIREMENTS

     In accordance with regulations of the Securities and Exchange Commission, the Company must maintain minimum net capital, as defined, and a ratio of aggregate indebtedness to net capital that does not exceed 15 to 1, as defined.
At December 31, 1999, the Company had net capital of $[       ] which exceeded
required net capital of $[       ] by $[       ]. The ratio of aggregate
indebtedness to net capital was [       ] to [     ] at December 31, 1999.

3. SUBORDINATED DEBT

     The Company had no subordinated debt at December 31, 1999, or at any time during the year then ended.

                       CONTENTS OF REGISTRATION STATEMENT


           This Amendment to the Registration Statement comprises the following papers and documents:

           The facing sheet.


           The Prospectus consisting of 29 pages.


           Signatures.

           Written consents of the following persons:


                     None


           The following exhibits:

 Exhibit Number                    Description
 --------------                    -----------
1. A(1)(a)        -    Custodian Agreement, dated June 1, 1983 between
                       A I M Distributors, Inc. and State Street Bank and
                       Trust Company was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 3 on Form
                       S-6 filed on April 26, 1984.

   A(1)(b)        -    Custodian Agreement, dated May 1, 1996, between
                       A I M Distributors, Inc. and State Street Bank and
                       Trust Company was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.


   A(1)(c)        -    Amendment, dated March 1, 1999, to the Custodian
                       Agreement, dated June 1, 1983, between A I M
                       Distributors, Inc. and State Street Bank and Trust
                       Company was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 23 on
                       February 25, 1999, and is incorporated by reference herein.



   A(1)(d)        -    Amendment, dated March 1, 1999, to the Custodian
                       Agreement, dated May 1, 1996, between A I M
                       Distributors, Inc. and State Street Bank and Trust
                       Company was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 23 on
                       February 25, 1999, and is incorporated by reference herein.


   A(2)           -    None.

   A(3)(a)        -    None.


   A(3)(b)(i)     -    Dealer's Agreement between A I M Distributors, Inc.
                       and United Services Planning Association, Inc. was filed as an Exhibit to the Registrant's Pre-Effective
                       Amendment No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                       February 27, 1996, and is incorporated by reference herein.

   A(3)(b)(ii)    -    Form of Dealer Agreement between A I M  Distributors,
                       Inc. and selected dealers was filed electronically as an Exhibit with the Registrant's Post-Effective
                       Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.

   A(3)(c)(i)     -    Summit Investors Plan Commission Schedule was filed
                       as an Exhibit to the Registrant's Pre-Effective
                       Amendment No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                       February 27, 1996.

   A(3)(c)(ii)    -    Summit Investors Plans Commission Schedule was filed
                       electronically as an Exhibit with the Registrant's
                       Post-Effective Amendment No. 21 on February 27, 1998, and is incorporated by reference herein.

   A(4)           -    None.

   A(5)(a)(i)     -    Form of Summit Investors Plan Certificate was filed as
                       an Exhibit to the Registrant's Post-Effective
                       Amendment No. 3 on Form S-6 filed on April 26, 1984.

   A(5)(a)(ii)    -    Amended Form of Summit Investors Plan Certificate
                       effective May 1, 1990, was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 11 on Form
                       S-6 filed on April 30, 1990.

   A(5)(a)(iii)   -    Amended Form of Summit Investors Plan Certificate
                       effective June 11, 1993, was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 16 on
                       Form S-6 filed on December 29, 1993.

   A(5)(a)(iv)    -    Amended Form of Summit Investors Plan Certificate
                       effective December 16, 1994, was filed as an Exhibit to the Registrant's Post - Effective No. 17 on Form
                       S-6 filed on December 23, 1994.

   A(6)(a)        -    Certificate of Incorporation, as amended, of the A I M
                       Distributors, Inc. was filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's
                       Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

   A(6)(b)(i)     -    By-Laws of A I M Distributors, Inc. were filed as an
                       Exhibit to the Registrant's Pre-Effective Amendment
                       No. 1 on Form S-6 filed on October 15, 1982, and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                       February 27, 1996.

   A(6)(b)(ii)    -    Amendment to the By-Laws of A I M Distributors, Inc.,
                       dated September 26, 1991, was filed electronically as an Exhibit with the Registrant's Post-Effective
                       Amendment No. 19 on February 27, 1996.

   A(6)(b)(iii)   -    Amendment to the By-Laws of A I M Distributors, Inc.,
                       dated April 28, 1993, was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment
                       No. 19 on February 27, 1996.

   A(6)(b)(iv)    -    Amended and Restated By-Laws of A I M Distributors,
                       Inc., dated December 11, 1996 was filed electronically as an Exhibit with the Registrant's Post-Effective
                       Amendment No. 20 on February 24, 1997.

   A(6)(b)(v)     -    Amended and Restated By-Laws of A I M Distributors,
                       Inc. dated February 11, 1997 was filed electronically as an Exhibit with the Registrant's Post-Effective
                       Amendment No. 22 on December 29, 1998, and is incorporated by reference herein.

   A(7)           -    None.


   A(8)(a)(i)     -    Distribution Agreement between A I M Distributors,
                       Inc. and AIM Summit Fund, Inc. was filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1 on
                       Form S-6 filed on October 15, 1982.



   A(8)(a)(ii)    -    Distribution Agreement between A I M  Distributors,
                       Inc. and AIM Summit Fund, Inc. dated October 18, 1993, was filed as an Exhibit to the Registrant's
                       Post-Effective Amendment No. 16 on Form S-6 filed on
                       December 29, 1993 and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment
                       No. 19 on February 27, 1996, and is incorporated by reference herein.



   A(8)(a)(iii)   -    Distribution Agreement between A I M  Distributors,
                       Inc. and AIM Summit Fund, Inc. dated February 28, 1997 was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 22 on
                       December 29, 1998, and is incorporated by reference herein.



   A(8)(a)(iv)    -    Amendment No. 1 dated March 1, 1999, to the Distribution
                       Agreement between A I M Distributors, Inc. and AIM
                       Summit Fund, Inc. dated February 28, 1997 was filed electronically as an Exhibit with the Registrant's
                       Post-Effective Amendment No. 23 on February 25, 1999, and is incorporated by reference herein.


   A(9)(a)        -    None

   A(10)(a)(i)    -    Form of Summit Investors Plans Application was filed as
                       an Exhibit to the Registrant's Post-Effective Amendment
                       No. 10 on Form S-6 filed on April 28, 1989.

   A(10)(a)(ii)   -    Form of Summit Investors Plans Application was filed as
                       an Exhibit to the Registrant's Post-Effective
                       Amendment No. 15 on Form S-6 filed on December 29,
                       1993.


   A(10)(a)(iii)  -    Form of Summit Investors Plans Application was filed as
                       an Exhibit to the Registrant's Post-Effective
                       Amendment No. 16 on Form S-6 filed on February 25,
                       1994 and was filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 19 on
                       February 27, 1996.



   A(10)(a)(iv)   -    Form of AIM Summit Investors Plans I Application was
                       filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 23 on
                       February 25, 1999.



   A(10)(a)(v)    -    Form of AIM Summit Investors Plans Application is filed
                       electronically herewith.



2.                -    Opinion and Consent of Messrs. Spengler Carlson Gubar
                       Brodsky & Frischling was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 2 on Form
                       S-6 filed on May 13, 1983, and was filed electronically as an Exhibit with the Registrant's
                       Post-Effective Amendment No. 19 on February 27, 1996, and is incorporated by reference herein.

3.A               -    Omitted Financial Statements - None.


3.B(1)            -    Auditor's Consent of [Name of Auditor] (to be filed).



3.B(2)            -    Auditor's Consent of [Name of Auditor] (to be filed).




4.                -    None.

                                 SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Sponsor of the Registrant has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston and State of Texas on the 28th day of January, 2000.

                               Registrant:   AIM SUMMIT INVESTORS PLANS I

                                       By:   A I M DISTRIBUTORS, INC.


                                       By:   /s/ MICHAEL J. CEMO
                                             --------------------------
                                             Michael J. Cemo, President
ATTEST:

/s/ KATHLEEN J. PFLUEGER
-------------------------------
Kathleen J. Pflueger, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    SIGNATURE                                    TITLE                                 DATE
    ---------                                    -----                                 ----
                                          President and Director
/s/ MICHAEL J. CEMO                    (Principal Executive Officer)             January 28, 2000
----------------------------------
       (Michael J. Cemo)

/s/ CHARLES T. BAUER                         Chairman and                        January 28, 2000
----------------------------------             Director
       (Charles T. Bauer)


/s/ GARY T. CRUM                                Director                         January 28, 2000
----------------------------------
       (Gary T. Crum)


/s/ ROBERT H. GRAHAM                            Director                         January 28, 2000
----------------------------------
       (Robert H. Graham)


/s/ W. GARY LITTLEPAGE                          Director                         January 28, 2000
----------------------------------
       (W. Gary Littlepage)


/s/ DAWN M. HAWLEY                      Vice President and Treasurer             January 28, 2000
----------------------------------       (Principal Financial and
       (Dawn M. Hawley)                     Accounting Officer)

                                     INDEX TO EXHIBITS


Exhibit Number                          Description
--------------                         -------------

A(10)(a)(v)      -    Form of AIM Summit Investors Plans Application.